AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.4%
Information Technology – 20.9%
Communications Equipment – 1.0%
Cisco Systems, Inc.	35,308	$1,387,957

IT Services – 2.6%
PayPal Holdings, Inc.(a)	10,068	963,910
Visa, Inc. - Class A	17,764	2,862,136

		3,826,046

Semiconductors & Semiconductor Equipment – 3.4%
Intel Corp.	32,296	1,747,860
NVIDIA Corp.	5,659	1,491,712
QUALCOMM, Inc.	17,010	1,150,726
Texas Instruments, Inc.	6,415	641,051

		5,031,349

Software – 9.2%
Adobe, Inc.(a)	5,759	1,832,744
Microsoft Corp.	66,553	10,496,074
salesforce.com, Inc.(a)	8,214	1,182,652

		13,511,470

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.	27,188	6,913,637

		30,670,459

Health Care – 16.6%
Biotechnology – 1.6%
Vertex Pharmaceuticals, Inc.(a)	9,918	2,359,988

Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	24,290	1,916,724
Boston Scientific Corp.(a)	56,573	1,845,977
Zimmer Biomet Holdings, Inc.(b)	9,616	971,985

		4,734,686

Health Care Providers & Services – 4.0%
Cigna Corp.(a)	12,258	2,171,872
Humana, Inc.	3,360	1,055,107
UnitedHealth Group, Inc.	10,465	2,609,762

		5,836,741

Pharmaceuticals – 7.8%
Eli Lilly & Co.	15,569	2,159,732
Johnson & Johnson	37,585	4,928,521
Merck & Co., Inc.	57,300	4,408,662

		11,496,915

		24,428,330

Financials – 14.9%
Banks – 6.7%
Bank of America Corp.	80,637	1,711,923
Citigroup, Inc.	40,388	1,701,143
JPMorgan Chase & Co.	34,666	3,120,980
PNC Financial Services Group, Inc. (The)	34,997	3,349,913

		9,883,959

Company	Shares	U.S. $ Value

Capital Markets – 2.3%
Charles Schwab Corp. (The)	15,391	$517,445
Goldman Sachs Group, Inc. (The)	17,984	2,780,147

		3,297,592

Diversified Financial Services – 5.9%
Berkshire Hathaway, Inc. - Class B(a)	47,196	8,628,845

		21,810,396

Communication Services – 11.0%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	41,028	1,195,966
Comcast Corp. - Class A	25,501	876,725

		2,072,691

Entertainment – 3.5%
Activision Blizzard, Inc.	45,758	2,721,686
Netflix, Inc.(a)	3,110	1,167,805
Vivendi SA	37,333	789,346
Walt Disney Co. (The)	5,036	486,478

		5,165,315

Interactive Media & Services – 6.1%
Alphabet, Inc. - Class C(a)	4,571	5,315,204
Facebook, Inc. - Class A(a)	21,590	3,601,212

		8,916,416

		16,154,422

Industrials – 10.1%
Aerospace & Defense – 2.8%
Northrop Grumman Corp.	13,728	4,153,407

Construction & Engineering – 1.9%
Jacobs Engineering Group, Inc.	35,827	2,840,006

Industrial Conglomerates – 4.6%
Honeywell International, Inc.	50,037	6,694,450

Road & Rail – 0.8%
Norfolk Southern Corp.	7,966	1,163,036

		14,850,899

Consumer Staples – 10.0%
Beverages – 1.7%
Coca-Cola Co. (The)	56,084	2,481,717

Food & Staples Retailing – 3.0%
Costco Wholesale Corp.	3,852	1,098,321
Walmart, Inc.	29,672	3,371,332

		4,469,653

Household Products – 3.9%
Procter & Gamble Co. (The)	51,807	5,698,770

Company	Shares	U.S. $ Value

Personal Products – 0.6%
Estee Lauder Cos., Inc. (The) - Class A	5,695	$907,441

Tobacco – 0.8%
Altria Group, Inc.	29,710	1,148,886

		14,706,467

Consumer Discretionary – 8.2%
Hotels, Restaurants & Leisure – 0.5%
Starbucks Corp.	11,955	785,922

Internet & Direct Marketing Retail – 5.8%
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	8,889	1,728,733
Amazon.com, Inc.(a)	3,169	6,178,663
Booking Holdings, Inc.(a)	383	515,257

		8,422,653

Specialty Retail – 1.9%
Home Depot, Inc. (The)	13,186	2,461,958
Ulta Beauty, Inc.(a)	2,150	377,755

		2,839,713

		12,048,288

Utilities – 3.5%
Electric Utilities – 3.5%
NextEra Energy, Inc.	13,588	3,269,545
NRG Energy, Inc.	70,598	1,924,501

		5,194,046

Energy – 1.3%
Oil, Gas & Consumable Fuels – 1.3%
Chevron Corp.	8,567	620,765
EOG Resources, Inc.	22,407	804,859
Valero Energy Corp.	9,286	421,213

		1,846,837

Materials – 0.9%
Containers & Packaging – 0.9%
Berry Global Group, Inc.(a)	37,450	1,262,439

Total Common Stocks (cost $117,022,731)		142,972,583

PREFERRED STOCKS – 0.1%
Consumer Discretionary – 0.1%
Honest Co., Inc. (The) Series D 0.00% (a) (c) (d) (e) (cost $183,248)	4,005	109,106

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(f) (g) (h) (cost $3,134,663)	3,134,663	3,134,663

Company	Principal Amount (000)			U.S. $ Value

Time Deposits – 0.0%
BBH, Grand Cayman (0.65)%, 04/01/2020	EUR	13		$14,294
(0.27)%, 04/01/2020	JPY	1,530		14,229
0.03%, 04/01/2020	GBP	0	*	5
0.04%, 04/01/2020	CAD	5		3,699

Total Time Deposits (cost $32,227)				32,227

Total Short-Term Investments (cost $3,166,890)				3,166,890

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $120,372,869)				146,248,579

		Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, (f) (g) (h) (cost $259,347)		259,347		259,347

Total Investments – 99.8% (cost $120,632,216)(i)				146,507,926
Other assets less liabilities – 0.2%				273,253

Net Assets – 100.0%				$146,781,179

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,062,337 and gross unrealized depreciation of investments was $(6,186,627), resulting in net unrealized appreciation of $25,875,710.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB Select US Equity Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$30,670,459	$-0-	$-0-	$30,670,459
Health Care	24,428,330	-0-	-0-	24,428,330
Financials	21,810,396	-0-	-0-	21,810,396
Communication Services	15,365,076	789,346	-0-	16,154,422
Industrials	14,850,899	-0-	-0-	14,850,899
Consumer Staples	14,706,467	-0-	-0-	14,706,467
Consumer Discretionary	12,048,288	-0-	-0-	12,048,288
Utilities	5,194,046	-0-	-0-	5,194,046
Energy	1,846,837	-0-	-0-	1,846,837
Materials	1,262,439	-0-	-0-	1,262,439
Preferred Stocks	-0-	-0-	109,106	109,106
Short-Term Investments:
Investment Companies	3,134,663	-0-	-0-	3,134,663
Time Deposits	-0-	32,227	-0-	32,227
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	259,347	-0-	-0-	259,347

Total Investments in Securities	145,577,247	821,573	109,106	146,507,926
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$145,577,247	$821,573	$109,106	$146,507,926

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2020 is as follows:

Fund	Market Value 6/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,288	$52,563	$57,716	$3,135	$67
Government Money Market Portfolio*	-0-	1,004	745	259	0	**
Total				$3,394	$67

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.